Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executives(3) (d)	Average Compensation Actually Paid to Non-PEO Named Executives(2) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) (f)	Net Income (g)
2024	$1,983,044	$1,189,510	$286,119	$271,373	$44.35	$(39,570,938)
2023	$1,708,436	$1,887,537	—	—	$81.16	$15,899,153
2022	$1,524,990	$1,202,148	$314,998	$284,758	$65.41	$20,908,651

(1)
For each year shown, the PEO was John L. Villano. The values reflected in this column represent the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 16 above.

(2)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with Item 402(v) of Regulation S-K as follows:

Adjustments to Determine CAP to the PEO	2024	2023	2022
Total Compensation in the Summary Compensation Table	$1,983,044	$1,708,436	$1,524,990
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(506,712)	$(506,544)	$(500,000)
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	—	—	—
Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$151,007	$489,529	$324,803
Adjustments to Determine CAP to the PEO	2024	2023	2022
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(286,963)	$42,061	$(152,278)
Add for awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$(254,330)	$40,814	$(76,139)
Deduction for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$103,464	$113,242	$80,772
Total Adjustments	$(793,534)	$179,101	$(322,842)
CAP to the PEO	$1,189,510	$1,887,537	$1,202,148

Adjustments to Determine CAP to the other Non-PEO Named Executives	2024	2023	2022
Total Average Compensation in the Summary Compensation Table	$286,119	—	$314,998
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	—	—	$(30,240)
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	—	—	—
Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	—
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(6,373)	—	—
Add for awards that are granted and vest in the same year, the fair value as of the vesting date	$(11,983)	—	—
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	—	—	—
Deduction for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Adjustments to Determine CAP to the other Non-PEO Named Executives	2024	2023	2022
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$3,610	—	—
Total Adjustments	$(14,746)	$—	$(30,240)
CAP to the other Non-PEO Named Executives	$271,373	$—	$284,758

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO Named Executives as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO Named Executives in each applicable year are as follows: (i) for 2024, Nicholas M. Marcello, our former Chief Financial Officer; (ii) for 2023, we did not have any Non-PEO Named Executives; and (iii) for 2022, John E. Warch and William C. Haydon, our former Chief Financial Officer and former Chief Investment Officer, respectively.

(4)
The amounts reported represent the measurement period value of an investment of $100 in our Common Shares on December 31, 2021, and then valued again on December 30, 2022 (the last trading day of the 2022 fiscal year); December 29, 2023 (the last trading day of the 2023 fiscal year); and December 31, 2024 (the last trading day of the 2024 fiscal year ) based on the closing price per share of our Common Shares as of such dates and assuming the reinvestment of dividends.

Named Executive Officers, Footnote
(1)
For each year shown, the PEO was John L. Villano. The values reflected in this column represent the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 16 above.
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO Named Executives as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO Named Executives in each applicable year are as follows: (i) for 2024, Nicholas M. Marcello, our former Chief Financial Officer; (ii) for 2023, we did not have any Non-PEO Named Executives; and (iii) for 2022, John E. Warch and William C. Haydon, our former Chief Financial Officer and former Chief Investment Officer, respectively.

PEO Total Compensation Amount	$ 1,983,044	$ 1,708,436	$ 1,524,990
PEO Actually Paid Compensation Amount	$ 1,189,510	1,887,537	1,202,148
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with Item 402(v) of Regulation S-K as follows:

Adjustments to Determine CAP to the PEO	2024	2023	2022
Total Compensation in the Summary Compensation Table	$1,983,044	$1,708,436	$1,524,990
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(506,712)	$(506,544)	$(500,000)
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	—	—	—
Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$151,007	$489,529	$324,803
Adjustments to Determine CAP to the PEO	2024	2023	2022
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(286,963)	$42,061	$(152,278)
Add for awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$(254,330)	$40,814	$(76,139)
Deduction for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$103,464	$113,242	$80,772
Total Adjustments	$(793,534)	$179,101	$(322,842)
CAP to the PEO	$1,189,510	$1,887,537	$1,202,148

Non-PEO NEO Average Total Compensation Amount	$ 286,119		314,998
Non-PEO NEO Average Compensation Actually Paid Amount	$ 271,373		284,758
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with Item 402(v) of Regulation S-K as follows:
Adjustments to Determine CAP to the other Non-PEO Named Executives	2024	2023	2022
Total Average Compensation in the Summary Compensation Table	$286,119	—	$314,998
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	—	—	$(30,240)
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	—	—	—
Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	—
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(6,373)	—	—
Add for awards that are granted and vest in the same year, the fair value as of the vesting date	$(11,983)	—	—
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	—	—	—
Deduction for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Adjustments to Determine CAP to the other Non-PEO Named Executives	2024	2023	2022
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$3,610	—	—
Total Adjustments	$(14,746)	$—	$(30,240)
CAP to the other Non-PEO Named Executives	$271,373	$—	$284,758

Total Shareholder Return Amount	$ 44.35	81.16	65.41
Net Income (Loss)	$ (39,570,938)	15,899,153	20,908,651
PEO Name	John L. Villano
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (793,534)	179,101	(322,842)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,963)	42,061	(152,278)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,330)	40,814	(76,139)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,464	113,242	80,772
PEO | Equity Awards Value In Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(506,712)	(506,544)	(500,000)
PEO | Equity Awards Value In Summary Compensation Table Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,007	489,529	324,803
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,746)		(30,240)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,373)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,983)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,610
Non-PEO NEO | Equity Awards Value In Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(30,240)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount